Note 8 - Incentive Plans - Number of Shares Available for Grant Pursuant to Long-term Incentive Plan (Details) - shares	Dec. 31, 2020	Aug. 21, 2020
Awards granted under plan (in shares)	(9,705,495)
The 2020 Long-term Incentive Plan [Member]
Approved and authorized awards (in shares)	11,907,006
Awards granted under plan (in shares)	(9,767,995)
Awards available for future grant (in shares)	2,139,011